Report of the directors financial review risk report - The consensus Central scenario (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2019
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.60%		2.90%
Forecast period	5 years	5 years
Consensus Central scenario allowance for ECL | UK
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.40%	130.00%
Unemployment rate, 5 year average	4.60%	440.00%
House price growth, 5 year average	2.30%	80.00%
Inflation rate, 5 year average	2.20%	240.00%
Central bank policy rate, 5 year average	4.00%	410.00%
Consensus Central scenario allowance for ECL | US
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.90%	180.00%
Unemployment rate, 5 year average	4.00%	410.00%
House price growth, 5 year average	3.50%	270.00%
Inflation rate, 5 year average	2.40%	230.00%
Central bank policy rate, 5 year average	4.20%	410.00%
Consensus Central scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.60%	260.00%
Unemployment rate, 5 year average	3.00%	310.00%
House price growth, 5 year average	1.70%	20.00%
Inflation rate, 5 year average	2.20%	220.00%
Central bank policy rate, 5 year average	4.50%	440.00%
Consensus Central scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	4.10%	420.00%
Unemployment rate, 5 year average	5.10%	510.00%
House price growth, 5 year average	0.40%	230.00%
Inflation rate, 5 year average	1.80%	200.00%
Central bank policy rate, 5 year average	3.70%	3.50%
Consensus Central scenario allowance for ECL | France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.30%	140.00%
Unemployment rate, 5 year average	7.00%	710.00%
House price growth, 5 year average	3.10%	280.00%
Inflation rate, 5 year average	1.90%	200.00%
Central bank policy rate, 5 year average	2.80%	290.00%
Consensus Central scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.60%	360.00%
Unemployment rate, 5 year average	2.60%	260.00%
House price growth, 5 year average	4.60%	590.00%
Inflation rate, 5 year average	2.10%	210.00%
Central bank policy rate, 5 year average	4.20%	410.00%
Consensus Central scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.20%	220.00%
Unemployment rate, 5 year average	3.20%	290.00%
House price growth, 5 year average	4.20%	460.00%
Inflation rate, 5 year average	3.50%	370.00%
Central bank policy rate, 5 year average	8.90%	860.00%
Consensus Central scenario allowance for ECL | 2024
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.50%
Consensus Central scenario allowance for ECL | 2024 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.50%	30.00%
Unemployment rate (%)	4.50%	470.00%
House prices (annual average growth rate, %)	0.00%	(550.00%)
Inflation (annual average growth rate, %)	2.60%	320.00%
Central bank policy rate (annual average, %)2	5.20%	500.00%
Consensus Central scenario allowance for ECL | 2024 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.40%	100.00%
Unemployment rate (%)	4.00%	430.00%
House prices (annual average growth rate, %)	5.80%	290.00%
Inflation (annual average growth rate, %)	3.20%	270.00%
Central bank policy rate (annual average, %)2	5.30%	500.00%
Consensus Central scenario allowance for ECL | 2024 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.90%	260.00%
Unemployment rate (%)	3.00%	300.00%
House prices (annual average growth rate, %)	(8.70%)	(660.00%)
Inflation (annual average growth rate, %)	2.10%	210.00%
Central bank policy rate (annual average, %)2	5.70%	540.00%
Consensus Central scenario allowance for ECL | 2024 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.90%	450.00%
Unemployment rate (%)	5.20%	520.00%
House prices (annual average growth rate, %)	(5.70%)	(60.00%)
Inflation (annual average growth rate, %)	0.80%	180.00%
Central bank policy rate (annual average, %)2	3.40%	3.20%
Consensus Central scenario allowance for ECL | 2024 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.80%	80.00%
Unemployment rate (%)	7.60%	750.00%
House prices (annual average growth rate, %)	(3.70%)	(100.00%)
Inflation (annual average growth rate, %)	2.50%	270.00%
Central bank policy rate (annual average, %)2	3.80%	360.00%
Consensus Central scenario allowance for ECL | 2024 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.80%	370.00%
Unemployment rate (%)	2.60%	260.00%
House prices (annual average growth rate, %)	16.10%	1260.00%
Inflation (annual average growth rate, %)	2.50%	230.00%
Central bank policy rate (annual average, %)2	5.30%	510.00%
Consensus Central scenario allowance for ECL | 2024 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.30%	190.00%
Unemployment rate (%)	2.70%	290.00%
House prices (annual average growth rate, %)	7.80%	650.00%
Inflation (annual average growth rate, %)	4.30%	420.00%
Central bank policy rate (annual average, %)2	10.80%	1040.00%
Consensus Central scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	120.00%
Unemployment rate (%)	4.70%	460.00%
House prices (annual average growth rate, %)	1.20%	10.00%
Inflation (annual average growth rate, %)	2.20%	220.00%
Central bank policy rate (annual average, %)2	4.60%	430.00%
Consensus Central scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.70%	180.00%
Unemployment rate (%)	4.10%	420.00%
House prices (annual average growth rate, %)	3.90%	270.00%
Inflation (annual average growth rate, %)	2.40%	220.00%
Central bank policy rate (annual average, %)2	4.60%	400.00%
Consensus Central scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.80%	270.00%
Unemployment rate (%)	3.00%	300.00%
House prices (annual average growth rate, %)	0.80%	(70.00%)
Inflation (annual average growth rate, %)	2.10%	210.00%
Central bank policy rate (annual average, %)2	5.00%	440.00%
Consensus Central scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.40%	440.00%
Unemployment rate (%)	5.10%	510.00%
House prices (annual average growth rate, %)	(1.00%)	110.00%
Inflation (annual average growth rate, %)	1.60%	200.00%
Central bank policy rate (annual average, %)2	3.40%	3.30%
Consensus Central scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	150.00%
Unemployment rate (%)	7.50%	730.00%
House prices (annual average growth rate, %)	2.70%	240.00%
Inflation (annual average growth rate, %)	1.90%	180.00%
Central bank policy rate (annual average, %)2	3.10%	280.00%
Consensus Central scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.10%	400.00%
Unemployment rate (%)	2.60%	260.00%
House prices (annual average growth rate, %)	6.90%	770.00%
Inflation (annual average growth rate, %)	2.10%	220.00%
Central bank policy rate (annual average, %)2	4.70%	410.00%
Consensus Central scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.90%	220.00%
Unemployment rate (%)	3.20%	290.00%
House prices (annual average growth rate, %)	4.20%	420.00%
Inflation (annual average growth rate, %)	3.70%	360.00%
Central bank policy rate (annual average, %)2	9.60%	860.00%
Consensus Central scenario allowance for ECL | 2026 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%	170.00%
Unemployment rate (%)	4.50%	430.00%
House prices (annual average growth rate, %)	3.20%	350.00%
Inflation (annual average growth rate, %)	2.10%	220.00%
Central bank policy rate (annual average, %)2	4.00%	390.00%
Consensus Central scenario allowance for ECL | 2026 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	210.00%
Unemployment rate (%)	3.90%	400.00%
House prices (annual average growth rate, %)	3.30%	310.00%
Inflation (annual average growth rate, %)	2.30%	230.00%
Central bank policy rate (annual average, %)2	4.10%	370.00%
Consensus Central scenario allowance for ECL | 2026 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.50%	260.00%
Unemployment rate (%)	3.00%	320.00%
House prices (annual average growth rate, %)	4.30%	260.00%
Inflation (annual average growth rate, %)	2.20%	220.00%
Central bank policy rate (annual average, %)2	4.40%	410.00%
Consensus Central scenario allowance for ECL | 2026 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.20%	430.00%
Unemployment rate (%)	5.10%	510.00%
House prices (annual average growth rate, %)	0.60%	260.00%
Inflation (annual average growth rate, %)	1.90%	210.00%
Central bank policy rate (annual average, %)2	3.60%	3.50%
Consensus Central scenario allowance for ECL | 2026 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	160.00%
Unemployment rate (%)	7.00%	700.00%
House prices (annual average growth rate, %)	4.10%	400.00%
Inflation (annual average growth rate, %)	1.80%	170.00%
Central bank policy rate (annual average, %)2	2.70%	260.00%
Consensus Central scenario allowance for ECL | 2026 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.70%	380.00%
Unemployment rate (%)	2.60%	260.00%
House prices (annual average growth rate, %)	4.20%	440.00%
Inflation (annual average growth rate, %)	2.20%	210.00%
Central bank policy rate (annual average, %)2	4.10%	370.00%
Consensus Central scenario allowance for ECL | 2026 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	230.00%
Unemployment rate (%)	3.30%	290.00%
House prices (annual average growth rate, %)	3.80%	420.00%
Inflation (annual average growth rate, %)	3.50%	350.00%
Central bank policy rate (annual average, %)2	8.70%	790.00%
Consensus Central scenario allowance for ECL | 2027 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.70%	160.00%
Unemployment rate (%)	4.50%	420.00%
House prices (annual average growth rate, %)	3.40%	300.00%
Inflation (annual average growth rate, %)	2.20%	230.00%
Central bank policy rate (annual average, %)2	3.80%	380.00%
Consensus Central scenario allowance for ECL | 2027 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	200.00%
Unemployment rate (%)	3.90%	400.00%
House prices (annual average growth rate, %)	3.70%	270.00%
Inflation (annual average growth rate, %)	2.30%	220.00%
Central bank policy rate (annual average, %)2	3.90%	370.00%
Consensus Central scenario allowance for ECL | 2027 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.50%	260.00%
Unemployment rate (%)	3.00%	320.00%
House prices (annual average growth rate, %)	2.40%	280.00%
Inflation (annual average growth rate, %)	2.30%	240.00%
Central bank policy rate (annual average, %)2	4.20%	410.00%
Consensus Central scenario allowance for ECL | 2027 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.90%	380.00%
Unemployment rate (%)	5.00%	510.00%
House prices (annual average growth rate, %)	1.90%	400.00%
Inflation (annual average growth rate, %)	1.90%	200.00%
Central bank policy rate (annual average, %)2	3.70%	3.70%
Consensus Central scenario allowance for ECL | 2027 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.40%	150.00%
Unemployment rate (%)	6.90%	680.00%
House prices (annual average growth rate, %)	4.30%	440.00%
Inflation (annual average growth rate, %)	1.90%	190.00%
Central bank policy rate (annual average, %)2	2.50%	260.00%
Consensus Central scenario allowance for ECL | 2027 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.60%	340.00%
Unemployment rate (%)	2.60%	260.00%
House prices (annual average growth rate, %)	2.80%	260.00%
Inflation (annual average growth rate, %)	2.00%	210.00%
Central bank policy rate (annual average, %)2	3.90%	370.00%
Consensus Central scenario allowance for ECL | 2027 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	240.00%
Unemployment rate (%)	3.30%	290.00%
House prices (annual average growth rate, %)	3.80%	400.00%
Inflation (annual average growth rate, %)	3.40%	350.00%
Central bank policy rate (annual average, %)2	8.40%	790.00%
Consensus Central scenario allowance for ECL | 2028 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%	160.00%
Unemployment rate (%)	4.50%	420.00%
House prices (annual average growth rate, %)	2.40%	300.00%
Inflation (annual average growth rate, %)	2.10%	230.00%
Central bank policy rate (annual average, %)2	3.60%	370.00%
Consensus Central scenario allowance for ECL | 2028 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.90%	200.00%
Unemployment rate (%)	3.90%	400.00%
House prices (annual average growth rate, %)	3.00%	210.00%
Inflation (annual average growth rate, %)	2.20%	220.00%
Central bank policy rate (annual average, %)2	3.80%	380.00%
Consensus Central scenario allowance for ECL | 2028 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.40%	260.00%
Unemployment rate (%)	3.00%	320.00%
House prices (annual average growth rate, %)	2.60%	300.00%
Inflation (annual average growth rate, %)	2.30%	240.00%
Central bank policy rate (annual average, %)2	4.10%	410.00%
Consensus Central scenario allowance for ECL | 2028 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.70%	390.00%
Unemployment rate (%)	5.00%	510.00%
House prices (annual average growth rate, %)	2.30%	450.00%
Inflation (annual average growth rate, %)	1.90%	200.00%
Central bank policy rate (annual average, %)2	3.90%	3.90%
Consensus Central scenario allowance for ECL | 2028 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	150.00%
Unemployment rate (%)	6.60%	680.00%
House prices (annual average growth rate, %)	3.80%	400.00%
Inflation (annual average growth rate, %)	1.90%	210.00%
Central bank policy rate (annual average, %)2	2.50%	270.00%
Consensus Central scenario allowance for ECL | 2028 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.00%	340.00%
Unemployment rate (%)	2.60%	260.00%
House prices (annual average growth rate, %)	1.60%	230.00%
Inflation (annual average growth rate, %)	1.90%	210.00%
Central bank policy rate (annual average, %)2	3.80%	380.00%
Consensus Central scenario allowance for ECL | 2028 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	240.00%
Unemployment rate (%)	3.40%	290.00%
House prices (annual average growth rate, %)	3.80%	400.00%
Inflation (annual average growth rate, %)	3.40%	350.00%
Central bank policy rate (annual average, %)2	8.30%	810.00%
Consensus Downside scenario allowance for ECL | 2024 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.70%)	(1.00%)
Consensus Downside scenario allowance for ECL | 2024 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(1.20%)	(1.40%)
Consensus Downside scenario allowance for ECL | 2024 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(2.30%)	(1.60%)
Consensus Downside scenario allowance for ECL | 2024 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(2.30%)	(1.50%)
Consensus Downside scenario allowance for ECL | 2024 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.30%)	(0.30%)
Consensus Downside scenario allowance for ECL | 2024 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.30%	1.40%
Consensus Downside scenario allowance for ECL | 2024 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.90%)	(0.30%)
Consensus Downside scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
Unemployment rate (%)	6.30%	6.40%
House prices (annual average growth rate, %)	(5.90%)	(12.00%)
Inflation (annual average growth rate, %)	3.40%	4.10%
Central bank policy rate (annual average, %)2	5.60%	5.70%
Consensus Downside scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
Unemployment rate (%)	5.10%	5.60%
House prices (annual average growth rate, %)	(0.20%)	(1.30%)
Inflation (annual average growth rate, %)	3.80%	3.50%
Central bank policy rate (annual average, %)2	5.80%	5.60%
Consensus Downside scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
Unemployment rate (%)	4.40%	4.70%
House prices (annual average growth rate, %)	(5.20%)	(9.60%)
Inflation (annual average growth rate, %)	3.80%	3.80%
Central bank policy rate (annual average, %)2	6.20%	6.00%
Consensus Downside scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
Unemployment rate (%)	6.60%	6.90%
House prices (annual average growth rate, %)	(9.80%)	(7.10%)
Inflation (annual average growth rate, %)	3.10%	3.50%
Central bank policy rate (annual average, %)2	3.50%	3.20%
Consensus Downside scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
Unemployment rate (%)	8.50%	8.50%
House prices (annual average growth rate, %)	(0.50%)	(1.20%)
Inflation (annual average growth rate, %)	3.50%	3.80%
Central bank policy rate (annual average, %)2	4.10%	4.20%
Consensus Downside scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
Unemployment rate (%)	3.40%	3.70%
House prices (annual average growth rate, %)	(0.20%)	0.30%
Inflation (annual average growth rate, %)	2.60%	3.00%
Central bank policy rate (annual average, %)2	5.90%	5.70%
Consensus Downside scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
Unemployment rate (%)	3.70%	3.50%
House prices (annual average growth rate, %)	0.70%	1.20%
Inflation (annual average growth rate, %)	6.10%	6.50%
Central bank policy rate (annual average, %)2	12.00%	12.00%
Downside 2 scenario allowance for ECL | 2024 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(8.80%)	(8.80%)
Downside 2 scenario allowance for ECL | 2024 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(4.10%)	(4.60%)
Downside 2 scenario allowance for ECL | 2024 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(8.00%)	(8.20%)
Downside 2 scenario allowance for ECL | 2024 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(7.70%)	(6.40%)
Downside 2 scenario allowance for ECL | 2024 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(7.40%)	(6.60%)
Downside 2 scenario allowance for ECL | 2024 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(7.00%)	(4.90%)
Downside 2 scenario allowance for ECL | 2024 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(8.70%)	(8.10%)
Downside 2 scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
Unemployment rate (%)	8.40%	8.40%
House prices (annual average growth rate, %)	(29.70%)	(30.20%)
Inflation (annual average growth rate, %)	10.20%	10.10%
Central bank policy rate (annual average, %)2	5.90%	6.00%
Downside 2 scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
Unemployment rate (%)	8.90%	9.30%
House prices (annual average growth rate, %)	(15.60%)	(14.70%)
Inflation (annual average growth rate, %)	5.00%	4.80%
Central bank policy rate (annual average, %)2	6.00%	6.10%
Downside 2 scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
Unemployment rate (%)	6.40%	6.40%
House prices (annual average growth rate, %)	(35.80%)	(32.80%)
Inflation (annual average growth rate, %)	4.30%	4.10%
Central bank policy rate (annual average, %)2	6.40%	6.40%
Downside 2 scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
Unemployment rate (%)	6.60%	7.00%
House prices (annual average growth rate, %)	(28.10%)	(25.50%)
Inflation (annual average growth rate, %)	5.40%	4.10%
Central bank policy rate (annual average, %)2	4.00%	4.10%
Downside 2 scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
Unemployment rate (%)	10.20%	10.20%
House prices (annual average growth rate, %)	(15.00%)	(14.50%)
Inflation (annual average growth rate, %)	8.60%	8.60%
Central bank policy rate (annual average, %)2	5.00%	5.20%
Downside 2 scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
Unemployment rate (%)	4.90%	4.30%
House prices (annual average growth rate, %)	(14.00%)	(2.90%)
Inflation (annual average growth rate, %)	3.50%	3.50%
Central bank policy rate (annual average, %)2	6.10%	6.10%
Downside 2 scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
Unemployment rate (%)	5.40%	4.90%
House prices (annual average growth rate, %)	0.70%	1.20%
Inflation (annual average growth rate, %)	6.50%	7.00%
Central bank policy rate (annual average, %)2	12.40%	12.70%